CRYPTOCURRENCIES Summary of intangible assets (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
CRYPTOCURRENCIES
Intangible assets - cryptocurrencies	¥ 66,341,653	$ 9,618,636	¥ 86,118,349	$ 13,513,848
Bitcoins
CRYPTOCURRENCIES
Intangible assets - cryptocurrencies	60,576,929	8,782,829	77,693,877
Tether
CRYPTOCURRENCIES
Intangible assets - cryptocurrencies	29,318	4,251	¥ 8,424,472
Ethereum
CRYPTOCURRENCIES
Intangible assets - cryptocurrencies	4,924,572	713,996
Filecoin
CRYPTOCURRENCIES
Intangible assets - cryptocurrencies	808,711	117,252
Binance Coin
CRYPTOCURRENCIES
Intangible assets - cryptocurrencies	¥ 2,123	$ 308